Other taxes payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other taxes payable
Withholding individual income taxes for employees	¥ 8,532		¥ 10,232
VAT payables	12,636		12,134
Others	654		626
Total	¥ 21,822	$ 3,424	¥ 22,992